Risks and Uncertainties	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

16. RISKS AND UNCERTAINTIES

Credit risk

The Company’s assets that are potentially subject to a significant concentration of credit risk primarily consist of bank balances and accounts receivable.

Bank balances

The Company believes that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where the Company and its subsidiaries are located. The Hong Kong Deposit Protection Board pays compensation up to a limit of approximately US$64,000 if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2024, cash balance of US$250,312 was maintained at financial institutions in Hong Kong and approximately US$147,352 was insured by the Hong Kong Deposit Protection Board.

Accounts receivable

The Company has designed credit policies with an objective to minimize their exposure to credit risk. The Company’s accounts receivable are short term in nature and the associated risk is minimal. The Company conducts credit evaluations on customers and generally do not require collateral or other securities from such customers. The Company periodically evaluates the creditworthiness of the existing customers in determining an allowance for expected credit losses primarily based upon the aging of the receivable, the client’s payment history, its current creditworthiness, current economic trends and future expectations and customer specific quantitative and qualitative factors that may affect our customers’ ability to pay. Since all accounts receivable as at years ended December 31, 2023 and 2024 are aged within one year, minimum credit risk was noted for accounts receivable.

Customer concentration risk

For the year ended December 31, 2024, two customers accounted for 32.4% and 15.3% of our total revenues. The two customers signed Wching HK’s standard software development agreement, including provisions regarding deliverables, payment, confidentiality, intellectual property, warranties, indemnification, assignment, and governing law. The non-breaching party may terminate the agreement for a material breach of any terms and conditions within such agreement, and either party may terminate the agreement if the other party receives convictions of criminal offenses or files for bankruptcy during the term of the agreement. We usually provide a 90-day continuing support service from the application delivery, including repairs of bugs, glitches, and other issues related to the delivered application, and we do not charge separately for these support services. For the year ended December 31, 2023 one customer accounted for 20.7% of our total revenues. For the year ended December 31, 2022, two customers accounted for 45.9% and 12.2% of our total revenues. No other customer accounts for more than 10% of our revenues for the years ended December 31, 2022, 2023 and 2024, respectively.

As of December 31, 2023, one customer accounted for 10.5% of the total balance of accounts receivable. As of December 31, 2024, five customers accounted for 21.0%, 14.5%, 13.2%, 12.8% and 11.9% of the total balance of accounts receivable. No other customer accounts for more than 10% of our accounts receivable as of December 31, 2023 and 2024, respectively.

Subcontractor concentration risk

For the year ended December 31, 2023, one subcontractor accounted for 24.7% of our total cost of revenues. No other subcontractor accounts for more than 10% of our cost of revenues for the years ended December 31, 2023 and 2024, respectively.

Interest rate risk

The Company is exposed to cash flow interest rate risk through the changes in interest rates related mainly to the Company’s bank borrowings and cash and cash equivalents. The Company currently does not have any interest rate hedging policy in relation to fair value interest rate risk and cash flow interest rate risk. The directors monitor the Company’s exposures on an ongoing basis and will consider hedging the interest rate should the need arises.

Foreign currency risk

The reporting currency of the Company is US$. To date the majority of the revenues and costs are denominated in HK$ and a significant portion of the assets and liabilities are denominated in HK$. There was no significant exposure to foreign exchange rate fluctuations and the Company has not maintained any hedging policy against foreign currency risk. The management will consider hedging significant currency exposure should the need arise.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of twelve months, including through operations and financial support from our Controlling Shareholder, financial institutions, and investors. We are continuing to focus on improving operational efficiency and cost reductions and enhancing efficiency, as well as servicing of financial obligations: this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters. Our ability to continue as a going concern is dependent upon obtaining the necessary financing or negotiating the terms of the existing short-term liabilities to meet our current and future liquidity needs.